UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-05833

T. Rowe Price Institutional International Funds, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2014

Item 1. Report to Shareholders

Institutional International Core Equity Fund	April 30, 2014

Highlights

  Stocks in non-U.S. developed markets posted good overall gains in the six months ended April 30, 2014, amid signs of improved economic conditions in many regions, accommodative monetary policies, and favorable corporate earnings.

  The Institutional International Core Equity Fund returned 3.69% over the past six months and lagged the MSCI EAFE Index.

  Utilities, energy, and health care stocks provided the portfolio’s largest absolute gains, while financials, consumer discretionary, and industrials and business services generated more modest gains.

  Recent market performance means that a lot of the easy gains are gone, but we continue to find companies that are successful at controlling costs and growing profits amid modest economic growth. Although equity valuations are not as attractive as they were a year ago, they remain reasonable relative to historical levels.

The views and opinions in this report were current as of April 30, 2014. They are not guarantees of performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and the managers reserve the right to change their views about individual stocks, sectors, and the markets at any time. As a result, the views expressed should not be relied upon as a forecast of the fund’s future investment intent. The report is certified under the Sarbanes-Oxley Act, which requires mutual funds and other public companies to affirm that, to the best of their knowledge, the information in their financial reports is fairly and accurately stated in all material respects.

Manager’s Letter
T. Rowe Price Institutional International Core Equity Fund

Dear Investor

Stocks in non-U.S. developed markets posted good overall gains in the six months ended April 30, 2014, amid signs of improved economic conditions in many regions, accommodative monetary policies, and favorable corporate earnings. Returns between countries and regions varied widely, however, with Europe posting excellent results and Japan losing ground after strong returns in early 2013. Emerging markets were much weaker overall than developed markets, with China a notable laggard. The Institutional International Core Equity Fund was moderately positive against this somewhat choppy backdrop.

As shown in the Performance Comparison table, the portfolio returned 3.69% for the six months ended April 30, 2014. The fund trailed the MSCI EAFE Index and performed roughly in line with its Lipper peer group average. All sectors finished in positive territory for the reporting period. Utilities, energy, and health care provided the biggest absolute gains, while financials, consumer discretionary, and industrials and business services generated more modest gains. Stock selection and sector weightings detracted modestly from the fund’s performance versus the benchmark index.

Market Environment

Europe led returns among non-U.S. developed markets over the past six months amid signs that the eurozone economy was beginning to emerge from the double-dip recession that it entered in 2011. Reduced emphasis on austerity measures in many countries contributed to improved growth, particularly in heavily indebted peripheral economies such as Greece, Spain, and Italy. Investors also reacted positively to a continued stream of monetary accommodation by the European Central Bank, which cut interest rates early in our reporting period in an attempt to stimulate growth. Near the end of the reporting period, the geopolitical tensions resulting from Russia’s annexation of the Crimean peninsula from Ukraine triggered selling in Russian and Ukrainian stocks and currencies but did not weigh heavily on developed European markets. On the corporate front, profitability showed some improvement as many European companies rationalized their business models and cut costs in response to slower growth over the past several years.

After posting strong gains early in 2013, Japanese equities declined for our reporting period. Although a series of fiscal and monetary reforms collectively known as “Abenomics”—named for Prime Minister Shinzo Abe—managed to jump-start the economy last year, investors were concerned about a lack of progress on a “third arrow” of more challenging structural reforms. A consumption tax increase at the end of our reporting period rolled back some of the positive effects of fiscal reforms and threatened to undermine consumer spending. Hong Kong barely edged into positive territory, hampered, in part, by slower growth in China. Singapore saw modest gains, as did Australia despite its exposure to moderating resource consumption in China.

Emerging markets declined overall for the six-month period. Stocks in China weakened considerably as the growth rate in the world’s second-largest economy fell more than many investors had anticipated. Since the adoption of its latest Five-Year Plan in 2011, China’s government has enacted policies to rebalance the economy away from its dependence on exports and infrastructure spending toward domestic consumption. More recently, policymakers have tried to discourage speculative lending and liberalize the country’s financial system without too much exposure of its significant underlying risks. Equities in Brazil also fell amid increased inflationary pressures, antibusiness government policies, and increased capital outflows, which were due, in part, to expectations of reduced global liquidity as the Federal Reserve gradually winds down its asset purchases.

Portfolio Highlights and Positioning

The portfolio’s energy shares generated strong gains over the six-month period. Royal Dutch Shell was a standout performer as the company reported a strong rebound in profits amid investor optimism about the new chief executive officer’s (CEO’s) commitment to disciplined capital allocation. We eliminated our position in energy exploration and production company BG Group due to operational concerns and added to our existing stake in Norwegian energy producer Statoil, which benefited from worries about a potential disruption of natural gas supplies to Europe from Russia amid geopolitical tensions in Ukraine. We continue to have a cautious view of the energy sector over the medium term, expecting that energy prices will be pressured as new supplies come on line, particularly from the vast North American shale deposits. (Please refer to the fund’s portfolio of investments for a complete list of holdings and the amount each represents in the portfolio.)

The portfolio’s health care shares also performed well, led by pharmaceutical firms Bayer and Novartis. Germany’s Bayer is a longtime fund holding that benefited from a solid product pipeline in its core pharmaceutical business and its growing crop protection business. Management continues to invest in the company’s drug pipeline, and we believe Bayer should be able to deliver strong revenue and earnings growth.

Switzerland’s Novartis installed a new CEO in 2013, and his focus on the company’s core businesses has helped to improve results after the previous management’s emphasis on expansion. The company is emerging from patent-cliff concerns with a number of recent product launches having the potential to drive future growth, including macular degeneration drug Lucentis and leukemia drug Tasigna. We initiated a position in Danish hearing aid manufacturer GN Store Nord. We believe the company has improved its management focus and is poised to increase global market share with the recent launch of an innovative iPhone-compatible hearing aid. Overall valuations in the health care sector have risen over the past couple of years as patent-cliff concerns have receded, resulting in fewer compelling valuation opportunities. However, we will continue to seek high-quality stocks trading at attractive prices due to market or company-specific volatility.

Our consumer discretionary stocks recorded modest gains. Japanese Internet media service provider CyberAgent was one of the fund’s best performers as strong quarterly results indicated a recovery in mobile advertising and game-billing revenues. Automobile manufacturers BMW and Volkswagen also helped performance. BMW continues to enjoy strong sales in its core European and U.S. markets and is experiencing robust growth in emerging markets with higher long-term growth potential, particularly in China. Volkswagen saw good growth in its luxury brands Audi and Porsche, and we expect sales of the Volkswagen brand to improve due to pent-up demand in Europe and growing market share in China. We eliminated Nissan Motor due to concerns about operational execution and the company’s exposure to China, where geopolitical tensions with Japan periodically punish Japanese companies. We initiated a position in Mitsubishi Motors, which should benefit from a narrower focus on the company’s more promising global models. We are maintaining significant exposure to the consumer discretionary sector—it’s our second-largest sector allocation—due to the relatively large number of high-quality stocks poised for growth as the global economy recovers.

Our financials stocks recorded a slight gain but under-performed the broader global equity market. Recent weakness in financials tends to obscure the fact that the sector is one of the few remaining areas of the market where we continue to see compelling valuations, assuming the global economic recovery continues. A number of our insurance stocks were strong performers, including Swiss Life, Munich Re, and Direct Line Insurance. Real estate management and development companies weighed heavily on performance. Japan’s Mitsui Fudosan is a high-quality manager and developer of office and commercial properties that was hurt as last year’s domestic economic upswing failed to maintain its momentum. Worries about China’s financial system and its troubled real estate market punished homebuilder Agile Property and Hong Kong-based Kerry Properties. We initiated a position in Singapore’s United Overseas Bank following weakness in the stock. This is a well-managed company focused on business lending, retail banking, and wealth management in growing Southeast Asian markets, a promising combination of factors for long-term earnings growth. We established a position in Lloyds Banking Group, which we expect to benefit from an improved balance sheet and its position as the largest retail bank in the strong and consolidating UK market. We expect Lloyds to reinitiate dividend payments in the near future, which adds to its attractiveness.

Elsewhere in the portfolio, our relatively small allocation to the defensive utilities sector generated large gains amid signs of economic recovery in Europe. Shares of UK electric utility SSE rebounded significantly as concerns about heightened government scrutiny and regulation receded, and we are further encouraged by management’s intention to reduce capital expenditures in 2015. National Grid also performed well. This regulated UK utility is very well run, has a well-defined tariff structure, and plans to grow its dividend substantially over time.

The portfolio remains heavily focused in Europe. We are particularly optimistic about the UK, where we traditionally find a number of high-quality companies, shareholder-friendly management, and stable political and regulatory regimes. The government has done a good job getting its fiscal house in order since the global financial crisis, and the economy has responded with surprisingly strong growth. Our second-largest allocation is to Japan, where growth appears to have stalled somewhat amid waning optimism about the government’s willingness and ability to follow through on important structural reforms. The Pacific Rim accounts for a significant portion of the portfolio, with a reasonable presence in Australia.

Investment Outlook

The global economic environment remains modestly positive. The U.S. recovery appears to be chugging along at a decent rate. Although it still has a long way to go, the European economy appears to be on the road to recovery, with stabilizing or improving data in manufacturing, consumer sentiment, and business capital expenditures. We are monitoring the crisis in eastern Ukraine carefully, but barring a sharp deterioration, we expect it to stay relatively contained and to have only a minimal impact on Europe as a whole. In Asia, China appears to be stabilizing at lower growth rates, although we remain mindful of potential risks emanating from the country’s opaque financial system and troubled real estate sector. Japan’s economy has improved modestly in the wake of monetary and fiscal stimulus, but we are awaiting substantive progress on long-awaited and much-needed structural reforms.

We are also mindful of the risks posed by the massive expansion of government and central bank balance sheets resulting from fiscal and monetary stimulus measures in the years since the global financial crisis, particularly in developed markets. Unless policymakers take effective measures to address the extraordinary levels of debt accrued over the past few years, they will have less room to maneuver during the next economic downturn. In addition, uncertainty over the direction and impact of tax and regulatory policies in many countries is weighing on business investment. On the other hand, we note that this uncertainty also serves to increase the barriers to entry in many businesses, which is a positive for existing companies.

Developed market equity valuations remain reasonable despite market gains over the past year, while the recent weakness in emerging markets has resulted in some good opportunities in high-quality stocks selling at attractive prices. Overall, however, we are finding it more difficult to identify stocks with very favorable near-term valuations as the markets have risen, highlighting the importance of in-depth, long-term fundamental analysis. We will continue to rely on our independent global research platform to uncover compelling investment opportunities, focusing on companies that are able to grow earnings and cash flow through sound business models and capital allocation regardless of short-term economic uncertainty.

Respectfully submitted,

Raymond A. Mills
Chairman of the fund’s Investment Advisory Committee

May 15, 2014

The committee chairman has day-to-day responsibility for managing the portfolio and works with committee members in developing and executing the fund’s investment program.

Risks of International Investing

Funds that invest overseas generally carry more risk than funds that invest strictly in U.S. assets. Funds investing in a single country or in a limited geographic region tend to be riskier than more diversified funds. Risks can result from varying stages of economic and political development; differing regulatory environments, trading days, and accounting standards; and higher transaction costs of non-U.S. markets. Non-U.S. investments are also subject to currency risk, or a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Glossary

Lipper averages: The averages of available mutual fund performance returns for specified time periods in categories defined by Lipper Inc.

MSCI EAFE Index: An index that measures equity market performance of developed countries in the Europe, Australasia, and Far East regions.

Note: MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

Portfolio Highlights

Performance and Expenses
T. Rowe Price Institutional International Core Equity Fund

Performance Comparison

This chart shows the value of a hypothetical $1 million investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

Fund Expense Example

As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.

Actual Expenses
The first line of the following table (Actual) provides information about actual account values and actual expenses. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.

Financial Highlights
T. Rowe Price Institutional International Core Equity Fund
(Unaudited)

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments‡
T. Rowe Price Institutional International Core Equity Fund
April 30, 2014 (Unaudited)

Affiliated Companies

($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. Based on the fund's relative ownership, the following securities were considered affiliated companies for all or some portion of the six months ended April 30, 2014. Purchase and sales cost and investment income reflect all activity for the period then ended.

Affiliate	Purchase Cost	Sales Cost	Investment Income	Value 4/30/14	Value 10/31/13
T. Rowe Price Reserve Investment Fund, 0.06%	¤	¤	$ -	$ 336	$ 2,456
Totals			$ -	$ 336	$ 2,456

¤Purchase and sale information not shown for cash management funds.

Amounts reflected on the accompanying financial statements include the following amounts related to affiliated companies:

Investment in securities, at cost	$ 336
Dividend income	-
Interest income	-
Investment income	$ -
Realized gain (loss) on securities	$ -
Capital gain distributions from mutual funds	$ -

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities
T. Rowe Price Institutional International Core Equity Fund
April 30, 2014 (Unaudited)
($000s, except shares and per share amounts)

Assets		
Investments in securities, at value (cost $78,967)	$	93,220
Dividends receivable		386
Receivable for investment securities sold		33
Cash		30
Foreign currency (cost $1)		1
Other assets		404
Total assets		94,074
Liabilities		
Payable for investment securities purchased		181
Investment management fees payable		37
Due to affiliates		10
Other liabilities		224
Total liabilities		452
NET ASSETS	**$**	**93,622**
Net Assets Consist of:		
Undistributed net investment income	$	1,414
Accumulated undistributed net realized loss		(3,285)
Net unrealized gain		14,260
Paid-in capital applicable to 7,369,102 shares of $0.01 par value capital stock outstanding; 1,000,000,000 shares of the Corporation authorized		81,233
NET ASSETS	**$**	**93,622**
NET ASSET VALUE PER SHARE	**$**	**12.70**

The accompanying notes are an integral part of these financial statements.

Statement of Operations
T. Rowe Price Institutional International Core Equity Fund
(Unaudited)
($000s)

The accompanying notes are an integral part of these financial statements.

Statement of Changes in Net Assets
T. Rowe Price Institutional International Core Equity Fund
(Unaudited)
($000s)

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements
T. Rowe Price Institutional International Core Equity Fund
April 30, 2014 (Unaudited)

T. Rowe Price Institutional International Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The Institutional International Core Equity Fund (the fund) is a diversified, open-end management investment company established by the corporation. The fund commenced operations on October 27, 2010. The fund seeks long-term growth of capital through investments in the common stocks of non-U.S. companies.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board Accounting Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including but not limited to ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.

Investment Transactions, Investment Income, and Distributions Income and expenses are recorded on the accrual basis. Dividends received from mutual fund investments are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Income tax-related interest and penalties, if incurred, would be recorded as income tax expense. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded on the ex-dividend date. Income distributions are declared and paid annually. Capital gain distributions, if any, are generally declared and paid by the fund annually.

Currency Translation Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

Redemption Fees A 2% fee is assessed on redemptions of fund shares held for 90 days or less to deter short-term trading and to protect the interests of long-term shareholders. Redemption fees are withheld from proceeds that shareholders receive from the sale or exchange of fund shares. The fees are paid to the fund and are recorded as an increase to paid-in capital. The fees may cause the redemption price per share to differ from the net asset value per share.

NOTE 2 - VALUATION

The fund’s financial instruments are valued and its net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) has been established by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the fund’s Board; is chaired by the fund’s treasurer; and has representation from legal, portfolio management and trading, operations, and risk management.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 – unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded domestic equity securities generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants; transaction information can be reliably obtained; and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on April 30, 2014:

There were no material transfers between Levels 1 and 2 during the six months ended April 30, 2014.

NOTE 3 - OTHER INVESTMENT TRANSACTIONS

Purchases and sales of portfolio securities other than short-term securities aggregated $16,411,000 and $6,739,000, respectively, for the six months ended April 30, 2014.

NOTE 4 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.

The fund intends to retain realized gains to the extent of available capital loss carryforwards. Because the fund is required to use capital loss carryforwards that do not expire before those with expiration dates, all or a portion of its capital loss carryforwards subject to expiration could ultimately go unused. As of October 31, 2013, the fund had $2,089,000 of available capital loss carryforwards, which expire as follows: $134,000 in fiscal 2019; $1,955,000 have no expiration.

At April 30, 2014, the cost of investments for federal income tax purposes was $79,103,000. Net unrealized gain aggregated $14,124,000 at period-end, of which $18,344,000 related to appreciated investments and $4,220,000 related to depreciated investments.

NOTE 5 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual investment management fee equal to 0.65% of the fund’s average daily net assets. The fee is computed daily and paid monthly.

The fund is also subject to a contractual expense limitation through February 28, 2015. During the limitation period, Price Associates is required to waive its management fee and reimburse the fund for any expenses, excluding interest, taxes, brokerage commissions, and extraordinary expenses, that would otherwise cause the fund’s ratio of annualized total expenses to average net assets (expense ratio) to exceed its expense limitation of 0.75%. The fund is required to repay Price Associates for expenses previously reimbursed and management fees waived to the extent its net assets grow or expenses decline sufficiently to allow repayment without causing the fund’s expense ratio to exceed its expense limitation. However, no repayment will be made more than three years after the date of a reimbursement or waiver. Pursuant to this agreement, management fees in the amount of $86,000 were waived during the six months ended April 30, 2014. Including these amounts, management fees waived in the amount of $589,000 remain subject to repayment by the fund at April 30, 2014.

In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of Price Associates (collectively, Price). Price Associates computes the daily share price and provides certain other administrative services to the fund. T. Rowe Price Services, Inc., provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. For the six months ended April 30, 2014, expenses incurred pursuant to these service agreements were $59,000 for Price Associates and less than $1,000 for T. Rowe Price Services, Inc. The total amount payable at period-end pursuant to these service agreements is reflected as Due to Affiliates in the accompanying financial statements.

The fund may invest in the T. Rowe Price Reserve Investment Fund, the T. Rowe Price Government Reserve Investment Fund, or the T. Rowe Price Short-Term Reserve Fund (collectively, the Price Reserve Investment Funds), open-end management investment companies managed by Price Associates and considered affiliates of the fund. The Price Reserve Investment Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. The Price Reserve Investment Funds pay no investment management fees.

As of April 30, 2014, T. Rowe Price Group, Inc., or its wholly owned subsidiaries owned 44,643 shares of the fund, representing less than 1% of the fund’s net assets.

Information on Proxy Voting Policies, Procedures, and Records

A description of the policies and procedures used by T. Rowe Price funds and portfolios to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the SEC’s website, sec.gov.

The description of our proxy voting policies and procedures is also available on our website, troweprice.com. To access it, click on the words “Social Responsibility” at the top of our corporate homepage. Next, click on the words “Conducting Business Responsibly” on the left side of the page that appears. Finally, click on the words “Proxy Voting Policies” on the left side of the page that appears.

Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through our website, follow the directions above to reach the “Conducting Business Responsibly” page. Click on the words “Proxy Voting Records” on the left side of that page, and then click on the “View Proxy Voting Records” link at the bottom of the page that appears.

How to Obtain Quarterly Portfolio Holdings

The fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available electronically on the SEC’s website (sec.gov); hard copies may be reviewed and copied at the SEC’s Public Reference Room, 100 F St. N.E., Washington, DC 20549. For more information on the Public Reference Room, call 1-800-SEC-0330.

Approval of Investment Management Agreement

On April 30, 2014, the fund’s Board of Directors (Board), including a majority of the fund’s independent directors, approved the continuation of the investment management agreement (Advisory Contract) between the fund and its investment advisor, T. Rowe Price Associates, Inc. (Advisor). The April meeting followed a telephonic meeting held on March 4, 2014, during which the Board reviewed information and discussed the continuation of the Advisory Contract. In connection with its deliberations, the Board requested, and the Advisor provided, such information as the Board (with advice from independent legal counsel) deemed reasonably necessary. The Board considered a variety of factors in connection with its review of the Advisory Contract, also taking into account information provided by the Advisor during the course of the year, as discussed below:

Services Provided by the Advisor
The Board considered the nature, quality, and extent of the services provided to the fund by the Advisor. These services included, but were not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services; compliance; maintaining the fund’s records and registrations; and shareholder communications. The Board also reviewed the background and experience of the Advisor’s senior management team and investment personnel involved in the management of the fund, as well as the Advisor’s compliance record. The Board concluded that it was satisfied with the nature, quality, and extent of the services provided by the Advisor.

Investment Performance of the Fund
The Board reviewed the fund’s three-month, one-year, and year-by-year returns, as well as the fund’s average annualized total returns over the three-year and since-inception periods, and compared these returns with a wide variety of previously agreed-upon comparable performance measures and market data, including those supplied by Lipper and Morningstar, which are independent providers of mutual fund data.

On the basis of this evaluation and the Board’s ongoing review of investment results, and factoring in the relative market conditions during certain of the performance periods, the Board concluded that the fund’s performance was satisfactory.

Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the Advisor under the Advisory Contract and other benefits that the Advisor (and its affiliates) may have realized from its relationship with the fund, including any research received under “soft dollar” agreements and commission-sharing arrangements with broker-dealers. The Board considered that the Advisor may receive some benefit from soft-dollar arrangements pursuant to which research is received from broker-dealers that execute the applicable fund’s portfolio transactions. The Board received information on the estimated costs incurred and profits realized by the Advisor from managing T. Rowe Price mutual funds. While the Board did not review information regarding profits realized from managing the fund, in particular because the fund had not achieved sufficient scale to produce meaningful profit margin percentages, the Board concluded that the Advisor’s profits were reasonable in light of the services provided to the funds.

The Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contract from any economies of scale realized by the Advisor. Under the Advisory Contract, the fund pays a fee to the Advisor for investment management services based on the fund’s average daily net assets, and the fund pays its own expenses of operations (subject to an expense limitation agreed to by the Advisor). The Board concluded that the advisory fee structure for the fund continued to be appropriate.

Fees
The Board was provided with information regarding industry trends in management fees and expenses, and the Board reviewed the fund’s management fee rate, operating expenses, and total expense ratio in comparison with fees and expenses of other comparable funds based on information and data supplied by Lipper. The information provided to the Board indicated that the fund’s management fee rate and total expense ratio (after including management fee waivers and/or expenses paid by the Advisor pursuant to the expense limitation) were below the median for comparable funds.

The Board also reviewed the fee schedules for institutional accounts and private accounts with similar mandates that are advised or subadvised by the Advisor and its affiliates. Management provided the Board with information about the Advisor’s responsibilities and services provided to institutional account clients, including information about how the requirements and economics of the institutional business are fundamentally different from those of the mutual fund business. The Board considered information showing that the mutual fund business is generally more complex from a business and compliance perspective than the institutional business and that the Advisor generally performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price mutual funds than it does for institutional account clients.

On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory Contract are reasonable.

Approval of the Advisory Contract
As noted, the Board approved the continuation of the Advisory Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory Contract (including the fees to be charged for services thereunder). The independent directors were advised throughout the process by independent legal counsel.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

     (2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

     (3) Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Institutional International Funds, Inc.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date June 16, 2014

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date June 16, 2014

	By	/s/ Gregory K. Hinkle
Gregory K. Hinkle
Principal Financial Officer

Date June 16, 2014